Scope of Consolidation, Subsidiaries and Other Equity Investments - Other Subsidiaries (Details)	12 Months Ended
Dec. 31, 2020
"SAP Kazakhstan" LLP, Almaty, Kazakhstan
SUBSIDIARIES
Ownership	100.00%
110405, Inc., Newtown Square, PA, United States
SUBSIDIARIES
Ownership	100.00%
Abakus Ukraine Limited Liability Company, Kiev, Ukraine
SUBSIDIARIES
Ownership	100.00%
Ambin Properties Proprietary Limited, Johannesburg, South Africa
SUBSIDIARIES
Ownership	100.00%
Apex Expert Solutions LLC, Chantilly, VA, United States
SUBSIDIARIES
Ownership	100.00%
Ariba Czech s.r.o., Prague, Czech Republic
SUBSIDIARIES
Ownership	100.00%
Ariba India Private Limited, Gurgaon, India
SUBSIDIARIES
Ownership	100.00%
Ariba International Holdings, Inc., Wilmington, DE, United States
SUBSIDIARIES
Ownership	100.00%
Ariba International Singapore Pte Ltd, Singapore, Singapore
SUBSIDIARIES
Ownership	100.00%
Ariba International, Inc., Wilmington, DE, United States
SUBSIDIARIES
Ownership	100.00%
Ariba Slovak Republic s.r.o., Kosice, Slovakia
SUBSIDIARIES
Ownership	100.00%
Ariba Software Technology Services (Shanghai) Co., Ltd., Shanghai, China
SUBSIDIARIES
Ownership	100.00%
Ariba Technologies Netherlands B.V., 's-Hertogenbosch, the Netherlands
SUBSIDIARIES
Ownership	100.00%
Business Objects Holding B.V., 's-Hertogenbosch, the Netherlands
SUBSIDIARIES
Ownership	100.00%
Business Objects Option LLC, Wilmington, DE, United States
SUBSIDIARIES
Ownership	100.00%
Business Objects Software Limited, Dublin, Ireland
SUBSIDIARIES
Ownership	100.00%
Callidus Software Inc.,Dublin, CA, United States
SUBSIDIARIES
Ownership	100.00%
Callidus Software Ltd., Feltham, United Kingdom
SUBSIDIARIES
Ownership	100.00%
Callidus Software Pty. Ltd., Sydney, Australia
SUBSIDIARIES
Ownership	100.00%
CallidusCloud (India) Pvt. Ltd., Hyderabad, India
SUBSIDIARIES
Ownership	100.00%
CallidusCloud (Malaysia) Sdn. Bhd., Kuala Lumpur, Malaysia
SUBSIDIARIES
Ownership	100.00%
CallidusCloud Holdings Pty. Ltd., Sydney, Australia
SUBSIDIARIES
Ownership	100.00%
CallidusCloud Pty. Ltd., Sydney, Australia
SUBSIDIARIES
Ownership	100.00%
Christie Partners Holding C.V., s-Hertogenbosch, the Netherlands
SUBSIDIARIES
Ownership	100.00%
C-Learning Pty. Ltd., Sydney, Australia
SUBSIDIARIES
Ownership	100.00%
ClearTrip Inc. (Mauritius), Ebene, Mauritius
SUBSIDIARIES
Ownership	100.00%
ClearTrip Inc., George Town, Cayman Islands
SUBSIDIARIES
Ownership	57.00%
Cleartrip MEA FZ LLC, Dubai, United Arab Emirates
SUBSIDIARIES
Ownership	100.00%
Cleartrip Packages and Tours Private Limited, Mumbai, India
SUBSIDIARIES
Ownership	100.00%
ClearTrip Private Limited, Mumbai, India
SUBSIDIARIES
Ownership	100.00%
Cleartrip Travel & Holidays LLC, Dubai, United Arab Emirates
SUBSIDIARIES
Ownership	49.00%
Clicktools Limited, Feltham, United Kingdom
SUBSIDIARIES
Ownership	100.00%
CNQR Operations Mexico S. de. R.L. de. C.V., Mexico City, Mexico
SUBSIDIARIES
Ownership	100.00%
Concur (Canada), Inc., Toronto, Canada
SUBSIDIARIES
Ownership	100.00%
Concur Czech (s.r.o.), Prague, Czech Republic
SUBSIDIARIES
Ownership	100.00%
Concur (France) SAS, Paris, France
SUBSIDIARIES
Ownership	100.00%
Concur (Germany) GmbH, Frankfurt am Main, Germany
SUBSIDIARIES
Ownership	100.00%
Concur (Japan) Ltd., Tokyo, Japan
SUBSIDIARIES
Ownership	97.10%
Concur (New Zealand) Limited, Wellington, New Zealand
SUBSIDIARIES
Ownership	100.00%
Concur (Philippines) Inc., Makati City, Philippines
SUBSIDIARIES
Ownership	100.00%
Concur (Switzerland) GmbH, Zurich, Switzerland
SUBSIDIARIES
Ownership	100.00%
Concur Holdings (France) SAS, Paris, France
SUBSIDIARIES
Ownership	100.00%
Concur Holdings (Netherlands) B.V., Amsterdam, the Netherlands
SUBSIDIARIES
Ownership	100.00%
Concur Technologies (Australia) Pty. Limited, Sydney, Australia
SUBSIDIARIES
Ownership	100.00%
Concur Technologies (Hong Kong) Limited, Hong Kong, China
SUBSIDIARIES
Ownership	100.00%
Concur Technologies (India) Private Limited, Bangalore, India
SUBSIDIARIES
Ownership	100.00%
Concur Technologies (Singapore) Pte Ltd, Singapore, Singapore
SUBSIDIARIES
Ownership	100.00%
Concur Technologies (UK) Limited, London, United Kingdom
SUBSIDIARIES
Ownership	100.00%
ConTgo Consulting Limited, London, United Kingdom
SUBSIDIARIES
Ownership	100.00%
ConTgo Limited, London, United Kingdom
SUBSIDIARIES
Ownership	100.00%
Crystal Decisions (Ireland) Limited, Dublin, Ireland
SUBSIDIARIES
Ownership	100.00%
Crystal Decisions (UK) Limited, London, United Kingdom
SUBSIDIARIES
Ownership	100.00%
Crystal Decisions Holdings Limited, Dublin, Ireland
SUBSIDIARIES
Ownership	100.00%
Datahug Limited, Dublin, Ireland
SUBSIDIARIES
Ownership	100.00%
Delighted, LLC, Wilmington, DE, United States
SUBSIDIARIES
Ownership	100.00%
Ebreez Egypt LLC, Cairo, Egypt
SUBSIDIARIES
Ownership	100.00%
Emarsys Beijing Limited, Beijing, China
SUBSIDIARIES
Ownership	100.00%
Emarsys eMarketing Systems AG, Vienna, Austria
SUBSIDIARIES
Ownership	100.00%
Emarsys letiim Sistemleri Tic. Ltd ti., Istanbul, Turkey
SUBSIDIARIES
Ownership	100.00%
Emarsys Interactive Services GmbH, Berlin, Germany
SUBSIDIARIES
Ownership	100.00%
Emarsys Limited, Hong Kong, China
SUBSIDIARIES
Ownership	100.00%
Emarsys North America, Inc., Indianapolis, IN, United States
SUBSIDIARIES
Ownership	100.00%
Emarsys Pte Ltd, Singapore, Singapore
SUBSIDIARIES
Ownership	100.00%
Emarsys Pty Ltd, Sydney, Australia
SUBSIDIARIES
Ownership	100.00%
Emarsys S.A.S., Levallois-Perret, France
SUBSIDIARIES
Ownership	100.00%
Emarsys Schweiz GmbH, Zurich, Switzerland
SUBSIDIARIES
Ownership	100.00%
Emarsys UK Ltd, London, United Kingdom
SUBSIDIARIES
Ownership	100.00%
EMARSYS-Technologies Informatikai Szolgltat Kft., Budapest, Hungary
SUBSIDIARIES
Ownership	100.00%
EssCubed Procurement Pty. Ltd., Johannesburg, South Africa
SUBSIDIARIES
Ownership	100.00%
Extended Systems, Inc., San Ramon, CA, United States
SUBSIDIARIES
Ownership	100.00%
Financial Fusion, Inc., San Ramon, CA, United States
SUBSIDIARIES
Ownership	100.00%
Flyin Holding Limited, Dubai, United Arab Emirates
SUBSIDIARIES
Ownership	100.00%
Flyin Travel and Tourism Private Limited, Hyderabad, India
SUBSIDIARIES
Ownership	100.00%
Flyin Travel Limited, Limassol, Cyprus
SUBSIDIARIES
Ownership	100.00%
Flyin Travel S.A.E, Cairo, Egypt
SUBSIDIARIES
Ownership	100.00%
FreeMarkets Ltda., Sao Paulo, Brazil
SUBSIDIARIES
Ownership	100.00%
Gigya UK Ltd, London, United Kingdom
SUBSIDIARIES
Ownership	100.00%
Hipmunk, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	100.00%
hybris (US) Corp., Wilmington, DE, United States
SUBSIDIARIES
Ownership	100.00%
hybris GmbH, Munich, Germany
SUBSIDIARIES
Ownership	100.00%
Inxight Federal Systems Group, Inc., Wilmington, DE, United States
SUBSIDIARIES
Ownership	100.00%
IP Asset Holdings, LLC, Provo, UT, United States
SUBSIDIARIES
Ownership	100.00%
LeadFormix, Inc., Dublin, CA, United States
SUBSIDIARIES
Ownership	100.00%
Learning Heroes Ltd., Cheshire, United Kingdom
SUBSIDIARIES
Ownership	100.00%
Learning Seat Borrowings Pty. Ltd., Sydney, Australia
SUBSIDIARIES
Ownership	100.00%
Learning Seat Group Pty. Ltd., Sydney, Australia
SUBSIDIARIES
Ownership	100.00%
Learning Seat Holdings Pty. Ltd., Sydney, Australia
SUBSIDIARIES
Ownership	100.00%
Learning Seat Pty. Ltd., Sydney, Australia
SUBSIDIARIES
Ownership	100.00%
LLC "Emarsys", Moscow, Russia
SUBSIDIARIES
Ownership	100.00%
LLC "SAP Labs", Moscow, Russia
SUBSIDIARIES
Ownership	100.00%
LLC "SAP Ukraine", Kiev, Ukraine
SUBSIDIARIES
Ownership	100.00%
Loyalsys GmbH, Vienna, Austria
SUBSIDIARIES
Ownership	100.00%
Loyalsys Technologies Israel Ltd., Tel Aviv, Israel
SUBSIDIARIES
Ownership	100.00%
Nihon Ariba K.K., Tokyo, Japan
SUBSIDIARIES
Ownership	100.00%
Noteshark, LLC, Chantilly, VA, United States
SUBSIDIARIES
Ownership	51.00%
OrientDB Limited, Feltham, United Kingdom
SUBSIDIARIES
Ownership	100.00%
Outerjoin, Inc., Dublin, CA, United States
SUBSIDIARIES
Ownership	100.00%
OutlookSoft Deutschland GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
Plat.One Inc., Newtown Square, PA, United States
SUBSIDIARIES
Ownership	100.00%
Plat.One Lab Srl, Bogliasco, Italy
SUBSIDIARIES
Ownership	100.00%
PT SAP Indonesia, Jakarta, Indonesia
SUBSIDIARIES
Ownership	99.00%
Q (AGF2) Inc., Wilmington, DE, United States
SUBSIDIARIES
Ownership	100.00%
QAL Technologies Pty Ltd, Sydney, Australia
SUBSIDIARIES
Ownership	100.00%
QCL Technologies Ltd., Toronto, Canada
SUBSIDIARIES
Ownership	100.00%
QDL Technologies GmbH, Munich, Germany
SUBSIDIARIES
Ownership	100.00%
QFL Technologies Sarl, Paris, France
SUBSIDIARIES
Ownership	100.00%
QIL Technologies Limited, Dublin, Ireland
SUBSIDIARIES
Ownership	100.00%
QPL Technologies sp. z o.o., Krakw, Poland
SUBSIDIARIES
Ownership	100.00%
QSL Technologies Pte. Ltd., Singapore, Singapore
SUBSIDIARIES
Ownership	100.00%
Quadrem Africa Pty. Ltd., Johannesburg, South Africa
SUBSIDIARIES
Ownership	100.00%
Quadrem Brazil Ltda., Rio de Janeiro, Brazil
SUBSIDIARIES
Ownership	100.00%
Quadrem Chile Ltda., Santiago de Chile, Chile
SUBSIDIARIES
Ownership	100.00%
Quadrem International Ltd., Hamilton, Bermuda
SUBSIDIARIES
Ownership	100.00%
Quadrem Netherlands B.V., Amsterdam, the Netherlands
SUBSIDIARIES
Ownership	100.00%
Quadrem Overseas Cooperatief U.A., Amsterdam, the Netherlands
SUBSIDIARIES
Ownership	100.00%
Quadrem Peru S.A.C., Lima, Peru
SUBSIDIARIES
Ownership	100.00%
Qualtrics Holdings Inc., Wilmington, DE, United States
SUBSIDIARIES
Ownership	100.00%
Qualtrics International Inc.,Wilmington, DE, United States
SUBSIDIARIES
Ownership	99.00%
Qualtrics Japan LLC, Tokyo, Japan
SUBSIDIARIES
Ownership	100.00%
Qualtrics Sweden AB, Stockholm, Sweden
SUBSIDIARIES
Ownership	100.00%
Qualtrics Technologies Spain, S.L.U., Madrid, Spain
SUBSIDIARIES
Ownership	100.00%
QUL Technologies Limited, London, United Kingdom
SUBSIDIARIES
Ownership	100.00%
SAP (Beijing) Software System Co., Ltd., Beijing, China
SUBSIDIARIES
Ownership	100.00%
SAP China Holding Co., Ltd., Beijing, China
SUBSIDIARIES
Ownership	100.00%
SAP (Schweiz) AG, Biel, Switzerland
SUBSIDIARIES
Ownership	100.00%
SAP Andina y del Caribe, VE, Caracas, Venezuela
SUBSIDIARIES
Ownership	100.00%
SAP AZ LLC, Baku, Azerbaijan
SUBSIDIARIES
Ownership	100.00%
SAP Belgium - Systems, Applications and Products SA, Brussels, Belgium
SUBSIDIARIES
Ownership	100.00%
SAP Beteiligungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Bulgaria EOOD, Sofia, Bulgaria
SUBSIDIARIES
Ownership	100.00%
SAP Business Services Center Nederland B.V., 's-Hertogenbosch, the Netherlands
SUBSIDIARIES
Ownership	100.00%
SAP Chile Limitada, Santiago, Chile
SUBSIDIARIES
Ownership	100.00%
SAP CIS, LLC, Moscow, Russia
SUBSIDIARIES
Ownership	100.00%
SAP Colombia S.A.S., Bogota, Colombia
SUBSIDIARIES
Ownership	100.00%
SAP Costa Rica, S.A., San Jose, Costa Rica
SUBSIDIARIES
Ownership	100.00%
SAP CR, spol. s r.o., Prague, Czech Republic
SUBSIDIARIES
Ownership	100.00%
SAP Cyprus Limited, Nicosia, Cyprus
SUBSIDIARIES
Ownership	100.00%
SAP d.o.o., Zagreb, Croatia
SUBSIDIARIES
Ownership	100.00%
SAP Danmark A/S, Copenhagen, Denmark
SUBSIDIARIES
Ownership	100.00%
SAP Dritte Beteiligungs- und Vermogensverwaltungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP East Africa Limited, Nairobi, Kenya
SUBSIDIARIES
Ownership	100.00%
SAP Egypt LLC, Cairo, Egypt
SUBSIDIARIES
Ownership	100.00%
SAP EMEA Inside Sales S.L., Madrid, Spain
SUBSIDIARIES
Ownership	100.00%
SAP Erste Beteiligungs- und Vermogensverwaltungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Estonia OU, Tallinn, Estonia
SUBSIDIARIES
Ownership	100.00%
SAP Financial, Inc., Toronto, Canada
SUBSIDIARIES
Ownership	100.00%
SAP Finland Oy, Espoo, Finland
SUBSIDIARIES
Ownership	100.00%
SAP Foreign Holdings GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP France Holding, Levallois-Perret, France
SUBSIDIARIES
Ownership	100.00%
SAP Global Marketing, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	100.00%
SAP Hellas S.A., Athens, Greece
SUBSIDIARIES
Ownership	100.00%
SAP Hong Kong Co., Ltd., Hong Kong, China
SUBSIDIARIES
Ownership	100.00%
SAP Hosting Beteiligungs GmbH, St. Leon-Rot, Germany
SUBSIDIARIES
Ownership	100.00%
SAP India (Holding) Pte Ltd, Singapore, Singapore
SUBSIDIARIES
Ownership	100.00%
SAP International Panama, S.A., Panama City, Panama
SUBSIDIARIES
Ownership	100.00%
SAP International, Inc., Miami, FL, United States
SUBSIDIARIES
Ownership	100.00%
SAP Investments, Inc., Wilmington, DE, United States
SUBSIDIARIES
Ownership	100.00%
SAP Ireland Limited, Dublin, Ireland
SUBSIDIARIES
Ownership	100.00%
SAP Ireland US - Financial Services Designated Activity Company, Dublin, Ireland
SUBSIDIARIES
Ownership	100.00%
SAP Israel Ltd., Ra'anana, Israel
SUBSIDIARIES
Ownership	100.00%
SAP Korea Ltd., Seoul, South Korea
SUBSIDIARIES
Ownership	100.00%
SAP Labs Bulgaria EOOD, Sofia, Bulgaria
SUBSIDIARIES
Ownership	100.00%
SAP Labs France SAS, Mougins, France
SUBSIDIARIES
Ownership	100.00%
SAP Labs Israel Ltd., Ra'anana, Israel
SUBSIDIARIES
Ownership	100.00%
SAP Labs Korea, Inc., Seoul, South Korea
SUBSIDIARIES
Ownership	100.00%
SAP Latvia SIA, Riga, Latvia
SUBSIDIARIES
Ownership	100.00%
SAP Malaysia Sdn. Bhd., Kuala Lumpur, Malaysia
SUBSIDIARIES
Ownership	100.00%
SAP Middle East and North Africa L.L.C., Dubai, United Arab Emirates
SUBSIDIARIES
Ownership	49.00%
SAP Middle East FZ L.L.C, Dubai, United Arab Emirates
SUBSIDIARIES
Ownership	100.00%
SAP Nederland Holding B.V., 's-Hertogenbosch, the Netherlands
SUBSIDIARIES
Ownership	100.00%
SAP New Zealand Limited, Auckland, New Zealand
SUBSIDIARIES
Ownership	100.00%
SAP Norge AS, Lysaker, Norway
SUBSIDIARIES
Ownership	100.00%
SAP North West Africa Ltd, Casablanca, Morocco
SUBSIDIARIES
Ownership	100.00%
SAP Osterreich GmbH, Vienna, Austria
SUBSIDIARIES
Ownership	100.00%
SAP Peru S.A.C., Lima, Peru
SUBSIDIARIES
Ownership	100.00%
SAP Philippines, Inc., Taguig City, Philippines
SUBSIDIARIES
Ownership	100.00%
SAP Polska Sp. z o.o., Warsaw, Poland
SUBSIDIARIES
Ownership	100.00%
SAP Portals Europe GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Portals Holding Beteiligungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Portals Israel Ltd., Ra'anana, Israel
SUBSIDIARIES
Ownership	100.00%
SAP Portugal - Sistemas, Aplicacoes e Produtos Informaticos, Sociedade Unipessoal, Lda., Porto Salvo, Portugal
SUBSIDIARIES
Ownership	100.00%
SAP Projektverwaltungs- und Beteiligungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Public Services, Inc., Washington, DC, United States
SUBSIDIARIES
Ownership	100.00%
SAP Puerto Rico GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Retail Solutions Beteiligungsgesellschaft GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Romania SRL, Bucharest, Romania
SUBSIDIARIES
Ownership	100.00%
SAP Saudi Arabia Software Services Ltd, Riyadh, Kingdom of Saudi Arabia
SUBSIDIARIES
Ownership	100.00%
SAP Saudi Arabia Software Trading Ltd, Riyadh, Kingdom of Saudi Arabia
SUBSIDIARIES
Ownership	75.00%
SAP Sechste Beteiligungs- und Vermogensverwaltungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Siebte Beteiligungs- und Vermogensverwaltungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP sistemi, aplikacije in produkti za obdelavo podatkov d.o.o., Ljubljana, Slovenia
SUBSIDIARIES
Ownership	100.00%
SAP Slovensko s.r.o., Bratislava, Slovakia
SUBSIDIARIES
Ownership	100.00%
SAP Software and Services LLC, Doha, Qatar
SUBSIDIARIES
Ownership	49.00%
SAP Svenska Aktiebolag, Stockholm, Sweden
SUBSIDIARIES
Ownership	100.00%
SAP System Application and Products Asia Myanmar Limited., Yangon, Myanmar
SUBSIDIARIES
Ownership	100.00%
SAP Systems, Applications and Products in Data Processing (Thailand) Ltd., Bangkok, Thailand
SUBSIDIARIES
Ownership	100.00%
SAP Taiwan Co., Ltd., Taipei, Taiwan
SUBSIDIARIES
Ownership	100.00%
SAP Technologies Inc., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	100.00%
SAP Training and Development Institute FZCO, Dubai, United Arab Emirates
SUBSIDIARIES
Ownership	100.00%
SAP Turkiye Yazilim Uretim ve Ticaret A.S., Istanbul, Turkey
SUBSIDIARIES
Ownership	100.00%
SAP UAB, Vilnius, Lithuania
SUBSIDIARIES
Ownership	100.00%
SAP Ventures Investment GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Vierte Beteiligungs- und Vermogensverwaltungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Vietnam Company Limited, Ho Chi Minh City, Vietnam
SUBSIDIARIES
Ownership	100.00%
SAP West Balkans d.o.o., Belgrade, Serbia
SUBSIDIARIES
Ownership	100.00%
SAP Zweite Beteiligungs- und Vermogensverwaltungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP.io Fund, L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	0.00%
Sapphire Fund Investments II Holdings, LLC, Palo Alto, CA, United States
SUBSIDIARIES
Ownership	100.00%
Sapphire Fund Investments II, L.P., Palo Alto, CA, United Stated
SUBSIDIARIES
Ownership	0.00%
Sapphire Fund Investments III, L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	0.00%
Sapphire SAP HANA Fund of Funds, L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	0.00%
Sapphire Ventures Fund I, L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	0.00%
Sapphire Ventures Fund II, L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	0.00%
Sapphire Ventures Fund III, L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	0.00%
Sapphire Ventures Fund IV, L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	0.00%
Sapphire Ventures Fund V L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	0.00%
SAPV (Mauritius), Ebene, Mauritius
SUBSIDIARIES
Ownership	100.00%
Saudi Ebreez Company for Electronic Services LLC , Riyadh, Kingdom of Saudi Arabia
SUBSIDIARIES
Ownership	100.00%
Statwing, LLC,Wilmington, DE,United States
SUBSIDIARIES
Ownership	100.00%
SuccessFactors (Philippines), Inc., Pasig City, Philippines
SUBSIDIARIES
Ownership	100.00%
SuccessFactors Cayman, Ltd., Grand Cayman, Cayman Islands
SUBSIDIARIES
Ownership	100.00%
Sybase Angola, LDA, Luanda, Angola
SUBSIDIARIES
Ownership	100.00%
Sybase Iberia S.L., Madrid, Spain
SUBSIDIARIES
Ownership	100.00%
Sybase India, Ltd., Wilmington, DE, United States
SUBSIDIARIES
Ownership	100.00%
Sybase International Holdings Corporation, LLC, San Ramon, CA, United States
SUBSIDIARIES
Ownership	100.00%
Sybase Philippines, Inc., Makati City, Philippines
SUBSIDIARIES
Ownership	100.00%
Sybase Software (India) Private Limited, Bangalore, India
SUBSIDIARIES
Ownership	100.00%
Sybase, Inc., San Ramon, CA, United States
SUBSIDIARIES
Ownership	100.00%
Systems Applications Products (Africa Region) Proprietary Limited, Johannesburg, South Africa
SUBSIDIARIES
Ownership	100.00%
Systems Applications Products (Africa) Proprietary Limited, Johannesburg, South Africa
SUBSIDIARIES
Ownership	100.00%
Systems Applications Products (South Africa) Proprietary Limited, Johannesburg, South Africa
SUBSIDIARIES
Ownership	70.00%
Systems Applications Products Nigeria Limited, Victoria Island, Nigeria
SUBSIDIARIES
Ownership	100.00%
Technology Management Associates Inc., Chantilly, VA, United States
SUBSIDIARIES
Ownership	100.00%
Temkin Group, LLC, Wilmington, DE, United States
SUBSIDIARIES
Ownership	100.00%
TM Property Holdings, LLC, Wilmington, DE, United States
SUBSIDIARIES
Ownership	100.00%
TomorrowNow, Inc., Bryan, TX, United States
SUBSIDIARIES
Ownership	100.00%
TRX Europe Limited, London, United Kingdom
SUBSIDIARIES
Ownership	100.00%
TRX Technologies India Private Limited, Raman Nagar, India
SUBSIDIARIES
Ownership	100.00%
TRX UK Limited, London, United Kingdom
SUBSIDIARIES
Ownership	100.00%
TRX, Inc., Bellevue, WA, United States
SUBSIDIARIES
Ownership	100.00%
Volume Integration, Inc., Reston, VA, United States
SUBSIDIARIES
Ownership	100.00%